Summary of Significant Accounting Policies - Revenue Recognition - Additional Information (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2018 CNY (¥)
Revenue recognition
Retained earnings		¥ (200,151,065)		¥ (71,888,585)		$ (28,749,902)
Net revenues	¥ 5,185,822	97,770,167	$ 14,043,806	1,338,592	¥ 7,389,371
Rental income
Revenue recognition
Net revenues	¥ 4,041,142
Other revenue - licensing fees from authorized test centers
Revenue recognition
Licensing period (in years)					10 years
Test development services | Minimum
Revenue recognition
Period for development of tests					2 months
Test development services | Maximum
Revenue recognition
Period for development of tests					6 months
ASU 2014-09 | Adjustment
Revenue recognition
Retained earnings							¥ 0
ASU 2014-09 | Adjustment | Rental income | Other operating income, net
Revenue recognition
Net revenues		1,580,270		5,943,984
ASU 2014-09 | Not adopted ASC 606
Revenue recognition
Net revenues		¥ 1,580,270		¥ 5,943,984